INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw materials and consumables	$ 980	$ 941
Fuel products	648	688
Work in progress	638	674
RTFO certificates	365	342
Finished goods and other	1,065	845
Carrying amount of inventories	3,696	3,490
RTFO certificates held for trading and recorded at fair value	$ 25	$ 66